NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2%
	Communications - 10.0%
39,977	Alphabet, Inc., Class A	$7,045,147
9,916	Alphabet, Inc., Class C	1,758,999
519	Booking Holdings, Inc.	3,004,616
9,828	Meta Platforms, Inc., Class A	7,253,948
10,856	T-Mobile US, Inc.	2,586,551
32,857	Uber Technologies, Inc.(a)	3,065,558
		24,714,819
	Consumer Discretionary - 9.6%
43,768	Amazon.com, Inc.(a)	9,602,261
27,932	Chipotle Mexican Grill, Inc.(a)	1,568,382
6,144	DR Horton, Inc.	792,085
20,778	General Motors Company	1,022,485
5,170	Hilton Worldwide Holdings, Inc. (a)	1,376,978
5,412	Lennar Corporation, Class A	598,621
2,653	Lululemon Athletica, Inc.(a)	630,300
5,024	Marriott International, Inc., Class A	1,372,607
18,850	O’Reilly Automotive, Inc.(a)	1,698,950
4,509	PulteGroup, Inc.	475,519
14,542	Tesla, Inc.(a)	4,619,412
		23,757,600
	Consumer Staples - 5.0%
39,938	Coca-Cola Company (The)	2,825,613
28,614	Keurig Dr Pepper, Inc.	945,979
21,273	PepsiCo, Inc.	2,808,887
17,533	Procter & Gamble Company (The)	2,793,358
29,168	Walmart, Inc.	2,852,047
		12,225,884
	Energy - 2.7%
21,108	Baker Hughes Company	809,281
3,887	Diamondback Energy, Inc.	534,074
24,520	Exxon Mobil Corporation	2,643,256
2,607	First Solar, Inc.(a)	431,563
17,821	Halliburton Company	363,192
8,228	Phillips 66	981,600

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Energy - 2.7% (Continued)
28,624	Schlumberger Ltd.	$967,491
		6,730,457
	Financials - 10.2%
5,641	Allstate Corporation (The)	1,135,590
9,228	American Express Company	2,943,547
12,250	American International Group, Inc.	1,048,478
5,388	Arthur J Gallagher & Company	1,724,807
61,425	Bank of America Corporation	2,906,631
8,298	Berkshire Hathaway, Inc., Class B(a)	4,030,919
8,027	Chubb Ltd.	2,325,582
34,840	Citigroup, Inc.	2,965,581
6,032	Hartford Financial Services Group, Inc. (The)	765,280
12,754	JPMorgan Chase & Company	3,697,512
8,596	PNC Financial Services Group, Inc. (The)	1,602,466
		25,146,393
	Health Care - 9.2%
9,430	Amgen, Inc.	2,632,950
4,690	Cardinal Health, Inc.	787,920
10,635	Centene Corporation(a)	577,268
4,419	Cooper Companies, Inc. (The)(a)	314,456
3,540	Eli Lilly & Company	2,759,536
25,249	Gilead Sciences, Inc.	2,799,358
1,478	Insulet Corporation(a)	464,358
34,644	Merck & Company, Inc.	2,742,419
7,297	Stryker Corporation	2,886,912
8,986	UnitedHealth Group, Inc.	2,803,362
5,492	Vertex Pharmaceuticals, Inc.(a)	2,445,038
10,188	Zoetis, Inc.	1,588,819
		22,802,396
	Industrials - 8.2%
25,432	Amphenol Corporation, Class A	2,511,410
7,613	Caterpillar, Inc.	2,955,443
7,348	Cintas Corporation	1,637,649
5,259	Deere & Company	2,674,149

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Industrials - 8.2% (Continued)
15,066	Delta Air Lines, Inc.	$740,946
25,083	Fastenal Company	1,053,486
11,698	General Electric Company	3,010,948
793	Huntington Ingalls Industries, Inc.	191,478
2,788	Parker-Hannifin Corporation	1,947,334
4,308	Republic Services, Inc.	1,062,396
13,344	Southwest Airlines Company	432,879
1,412	United Rentals, Inc. (a)	1,063,800
965	WW Grainger, Inc.	1,003,832
		20,285,750
	Materials - 2.2%
5,544	Ecolab, Inc.	1,493,775
21,320	Newmont Corporation	1,242,103
5,326	Sherwin-Williams Company (The)	1,828,736
2,881	Vulcan Materials Company	751,422
		5,316,036
	Real Estate - 2.4%
9,895	American Tower Corporation, A	2,186,993
6,204	CBRE Group, Inc., Class A(a)	869,304
6,164	Iron Mountain, Inc.	632,241
19,096	Realty Income Corporation	1,100,121
6,671	Simon Property Group, Inc.	1,072,430
		5,861,089
	Technology - 35.1%
66,396	Apple, Inc.	13,622,467
3,435	Automatic Data Processing, Inc.	1,059,354
20,410	Broadcom, Inc.	5,626,017
41,916	Cisco Systems, Inc.	2,908,132
4,868	Crowdstrike Holdings, Inc., Class A(a)	2,479,321
522	Fair Isaac Corporation(a)	954,195
12,310	Fiserv, Inc.(a)	2,122,367
1,729	Gartner, Inc.(a)	698,896
3,645	Intuit, Inc.	2,870,912
1,529	Jack Henry & Associates, Inc.	275,480

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Technology - 35.1% (Continued)
5,156	Mastercard, Inc., Class A	$2,897,363
20,117	Micron Technology, Inc.	2,479,420
34,252	Microsoft Corporation	17,037,288
112,271	NVIDIA Corporation	17,737,695
13,118	Oracle Corporation	2,867,988
13,795	Palo Alto Networks, Inc.(a)	2,823,009
1,131	Paycom Software, Inc. (a)	261,713
22,522	PayPal Holdings, Inc.(a)	1,673,835
5,431	S&P Global, Inc.	2,863,712
10,613	Salesforce, Inc.	2,894,060
942	Tyler Technologies, Inc.(a)	558,455
		86,711,679
	Utilities - 2.6%
4,145	American Water Works Company, Inc.	576,611
6,321	Constellation Energy Corporation	2,040,166
16,751	Duke Energy Corporation	1,976,618
21,715	Exelon Corporation	942,865
11,008	FirstEnergy Corporation	443,182
15,759	PPL Corporation	534,073
		6,513,515

	TOTAL COMMON STOCKS (Cost $224,060,863)	240,065,618

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,982	iShares Core S&P 500 ETF	2,472,423
3,989	SPDR S&P 500 ETF Trust ETF	2,464,604
		4,937,027

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Fair Value
EXCHANGE-TRADED FUNDS — 2.0% (Continued)
Equity - 2.0% (Continued)

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,726,160)	$4,937,027

TOTAL INVESTMENTS - 99.2% (Cost $228,787,023)	$245,002,645
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%	1,900,327
NET ASSETS - 100.0%	$246,902,972

(a)	Non-income producing security.